6. Premises and Equipment / Real Estate held for Sale (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Summary of premises and equipment
	2016	2015

Land	$7,471	$9,150
Bank Premises	13,681	14,299
Equipment	15,314	15,258
	36,466	38,707
Less: accumulated depreciation	18,770	18,133
Construction in progress	118	38
	$17,814	$20,612